Remuneration of auditors	12 Months Ended
Jun. 30, 2019
Auditors Remuneration [Abstract]
Remuneration of auditors

18. Remuneration of auditors

During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms:

	Year Ended June 30,
(in U.S. dollars)	2019	2018	2017
a. PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	690,245	620,837	729,598
Other audit services(1)	—	92,403	42,306
Total remuneration of PricewaterhouseCoopers Australia	690,245	713,240	771,904

b. Network firms of PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	89,038	93,839	77,723
Total remuneration of Network firms of PricewaterhouseCoopers Australia	89,038	93,839	77,723
Total auditors' remuneration(2)	779,283	807,079	849,627

(1)	Audit and review of financial reports and registration statements in connection with the filings on Form S-8 and F-3.
(2)	All services provided are considered audit services for the purpose of SEC classification.